UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 93.1%
FHLMC - 6.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$4,619,816	6.722% due 4/1/32 (a)(b)	$4,674,998
9,441,767	5.010% due 4/1/34 (a)(b)	9,607,091
	Gold:
1,509,051	6.500% due 1/1/16-6/1/31 (b)	1,541,465
1,242,111	6.000% due 9/1/28-1/1/32 (b)	1,254,173
3,464,198	7.000% due 6/1/32-7/1/32 (b)	3,566,719
9,495,017	5.000% due 9/1/33 (b)	9,165,669
8,000,000	5.000% due 10/12/36 (c)(d)	7,695,000
	One Year LIBOR:
175,534	5.104% due 11/1/34 (a)(b)	173,137
1,922	4.968% due 2/1/35 (a)(b)	1,899

	TOTAL FHLMC	37,680,151

FNMA - 72.8%
	Federal National Mortgage Association (FNMA):
1,084,501	5.500% due 5/1/16-12/1/16 (b)	1,087,933
3,222,828	5.000% due 2/1/18-9/1/18 (b)	3,178,757
2,337,520	7.500% due 8/1/28-4/1/32 (b)	2,420,984
1,376,607	7.000% due 8/1/29-5/1/32 (b)	1,417,833
14,274,296	6.500% due 4/1/31-2/1/36 (b)	14,545,262
4,736,209	6.000% due 1/1/32-8/1/34 (b)	4,770,826
147,200,000	5.000% due 10/12/36-11/13/36 (c)(d)	141,491,944
111,300,000	5.500% due 10/12/36 (c)(d)	109,665,226
140,800,000	6.000% due 10/12/36 (c)(d)	141,460,070

	TOTAL FNMA	420,038,835

GNMA - 13.8%
	Government National Mortgage Association (GNMA):
2,403,481	7.000% due 2/15/28-11/15/31 (b)	2,483,665
288,327	7.500% due 4/15/29-9/15/31 (b)	300,204
989,656	6.500% due 10/15/31-5/15/32 (b)	1,017,077
12,035,779	5.000% due 8/15/33-9/15/33 (b)	11,720,148
6,000,000	5.000% due 10/19/36 (c)(d)	5,829,372
12,500,000	5.500% due 10/19/36 (c)(d)	12,417,975
45,000,000	6.000% due 10/19/36 (c)(d)	45,548,460

	TOTAL GNMA	79,316,901

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $534,856,596)	537,035,887

ASSET-BACKED SECURITIES(a) - 14.0%
Credit Card - 0.6%
3,560,000	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class A1, 5.500% due 9/15/18 (b)(e)	3,572,104

Home Equity - 13.4%
347,349	Aames Mortgage Investment Trust, Series 2005-3, Class A1, 5.480% due 8/25/35 (e)	347,458
	ACE Securities Corp.:
1,500,000	Series 2004-OP1, Class M1, 5.850% due 4/25/34	1,500,939
1,035,326	Series 2005-SD3, Class A, 5.730% due 8/25/45	1,037,017
4,000,000	Series 2006-SD1, Class A1B, 5.680% due 2/25/36	4,008,577
3,979,904	Ameriquest Mortgage Securities Inc., Series 2004-R7, Class A6, 5.700% due 8/25/34 (b)	3,989,762
1,204,422	Argent Securities Inc., Series 2006-W4, Class A2A, 5.390% due 5/25/36 (b)	1,205,256

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 13.4% (continued)
$4,596,564	Asset Backed Funding Certificates, Series 2005-WF1, Class A2B, 5.510% due 1/25/35 (b)	$4,603,693
279,817	Bayview Financial Acquisition Trust, Series 2003-D, Class A, 5.999% due 5/28/34 (b)	280,129
150,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.680% due 9/25/34 (b)	151,083
1,092,204	Countrywide Asset-Backed Certificates, Series 2005-17, Class-1AF1, 5.530% due 12/25/36 (b)	1,093,528
	Countrywide Home Equity Loan Trust:
1,673,280	Series 2004-I, Class A, 5.620% due 2/15/34 (b)	1,679,206
5,127,775	Series 2004-R, Class 2A, 5.580% due 3/15/30 (b)	5,152,130
1,749,373	Series 2006-D, Class 2A, 5.530% due 5/15/36 (b)	1,750,479
2,476,125	Series 2006-RES, Class 4F1B, 5.590% due 5/15/34 (b)(e)	2,479,971
4,208,037	EMC Mortgage Loan Trust, Series 2006-A, Class A1, 5.780% due 12/25/42 (b)(e)	4,208,015
1,540,541	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.550% due 12/25/34 (b)	1,542,215
417,448	GSAMP Trust, Series 2003-SEA, Class A1, 5.730% due 2/25/33 (b)	420,198
5,014,591	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-C, Class 1A1, 5.640% due 3/25/35 (b)	5,025,219
	Lehman XS Trust:
5,677,571	Series 2006-14N, Class 1A1B, 5.540% due 9/25/46 (b)	5,675,796
554,664	Series 2006-GP2, Class 1A1A, 5.400% due 6/25/46 (b)	554,591
5,630,031	Series 2006-GP4, Class 3A1A, 5.400% due 8/25/46 (b)	5,628,271
5,700,000	Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 5.420% due 10/25/36 (b)	5,700,000
100,000	New Century Home Equity Loan Trust, Series 2003-B, Class M2, 6.980% due 9/25/33 (b)	101,456
	RAAC Series:
346,759	Series 2006-RP2, Class A, 5.580% due 2/25/37 (b)(e)	346,757
5,471,248	Series 2006-RP3, Class A, 5.600% due 5/25/36 (b)(e)	5,471,248
	SACO I Trust:
2,203,277	Series 2006-4, Class A1, 5.500% due 3/25/36 (b)	2,204,871
3,160,467	Series 2006-6, Class A, 5.460% due 6/25/36 (b)	3,162,449
181,101	Series 2006-7, Class A1, 5.515% due 7/25/36 (b)	181,214
1,869,850	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.440% due 2/25/36 (b)(e)	1,870,434
	Truman Capital Mortgage Loan Trust:
457,494	Series 2005-1, Class A, 5.760% due 3/25/37 (b)(e)	457,494
5,388,225	Series 2006-1, Class A, 5.660% due 3/25/36 (b)(e)	5,388,225

	Total Home Equity	77,217,681

	TOTAL ASSET-BACKED SECURITIES (Cost - $80,739,623)	80,789,785

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4%
13,237,609	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.085% due 7/25/35 (a)	13,154,917
	American Home Mortgage Assets:
5,653,804	Series 2006-3, Class 3A12, 5.330% due 10/25/46 (a)(b)	5,617,814
5,811,804	Series 2006-4, Class 1A12, 5.540% due 10/25/46 (a)(b)	5,811,804
5,700,000	American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 5.490% due 6/25/46 (a)(b)	5,687,977
5,758,103	Banc of America Funding Corp., Series 2005-H, Class 1A1, 5.094% due 11/20/35 (a)(b)	5,757,279
1,923,798	CBA Commercial Small Balance Commercial Mortgage, Series 2006-1A, Class A, 5.580% due 6/25/38 (a)(b)(e)	1,923,798

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4% (continued)
	Countrywide Alternative Loan Trust:
$830,534	Series 2005-17, Class 1A1, 5.590% due 7/25/35 (a)(b)	$833,171
5,343,058	Series 2005-24, Class 4A1, 5.560% due 7/20/35 (a)(b)	5,357,908
1,477,191	Series 2005-44, Class 1A1, 5.660% due 10/25/35 (a)(b)	1,481,358
274,573	Series 2005-59, Class 1A1, 5.656% due 11/20/35 (a)(b)	275,657
241,207	Series 2005-72, Class A1, 5.600% due 1/25/36 (a)(b)	241,538
1,830,379	Series 2005-IM1, Class A1, 5.630% due 11/25/36 (a)(b)	1,839,710
5,800,000	Series 2006-OA17, Class 1A1A, 5.525% due 12/25/46 (a)(b)	5,800,000
1,900,592	Countrywide Home Loan, Series 2005-R3, Class AF, 5.730% due 9/25/35 (a)(e)	1,912,497
1,407,014	CS First Boston Mortgage Securities Corp., Whole Loan, Series 2002-10, Class 2A1, 7.500% due 5/25/32 (b)	1,422,355
	Federal National Mortgage Association (FNMA), Whole Loan:
225,313	Series 2002-W10, Class A4, 5.700% due 8/25/42	228,541
	Series 2003-W12:
8,815,441	Class 1A6, 4.500% due 6/25/43 (b)	8,745,004
9,584,672	Class 2A4, 3.350% due 6/25/43 (b)	9,428,854
65,068	GMAC Mortgage Corporation Loan Trust, Series 2003-J7, Class A10, 5.500% due 11/25/33	65,519
5,697,226	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 5.430% due 9/25/46 (a)(b)	5,697,226
2,595,519	GSAMP Trust, Series 2004-AR1, Class A2B, 5.930% due 6/25/34 (a)(b)	2,597,148
3,747,156	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 5.680% due 1/25/35 (a)(e)	3,764,422
5,800,000	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 5.533% due 11/19/36 (a)	5,800,000
85,576	IMPAC Secured Assets Corp., Series 2005-2, Class A1, 5.650% due 3/25/36 (a)(b)	85,774
1,773,500	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.273% due 3/25/35 (a)(b)	1,769,067
1,608,117	Lehman XS Trust, Series 2005-5N, Class 3A1A, 5.630% due 11/25/35 (a)(b)	1,610,507
2,212,109	Long Beach Mortgage Loan Trust, Series 2001-3, Class M1, 6.155% due 9/25/31 (a)(b)	2,242,654
350,239	MASTR Adjustable Rate Mortgage Trust, Series 2006-OA1, Class 1A1, 5.540% due 4/25/46 (a)(b)	350,478
	Morgan Stanley Mortgage Loan Trust:
1,357,387	Series 2004-6AR, Class 2A1, 4.077% due 8/25/34 (a)(b)	1,348,549
1,644,605	Series 2006-4SL, Class A1, 5.480% due 3/25/36 (a)(b)	1,646,095
567,944	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.520% due 9/25/46 (a)(b)	568,512
520,134	Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1A, 5.500% due 11/25/35 (a)(b)	520,581
1,820,696	Prime Mortgage Trust, Series 2006-CL1, Class A1, 5.824% due 2/25/35 (a)(b)	1,826,839
856,994	Residential Asset Mortgage Products Inc., Series 2003-RP2, Class A1, 5.774% due 7/25/41 (b)	857,842
	Structured Adjustable Rate Mortgage Loan Trust:
5,322,431	Series 2004-10, Class 3A2, 5.354% due 8/25/34 (a)(b)	5,326,098
1,311,536	Series 2005-5, Class A3, 5.560% due 5/25/35 (a)(b)	1,313,711
595,544	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A3, 5.586% due 7/25/36 (a)(b)	595,193
	Thornburg Mortgage Securities Trust:
5,640,861	Series 2005-2, Class A4, 5.580% due 7/25/45 (a)(b)	5,644,347
3,917,228	Series 2005-3, Class A3, 5.590% due 10/25/35 (a)(b)	3,924,372
2,445,976	Series 2006-3, Class A3, 5.440% due 6/25/36 (a)(b)	2,441,363
	Washington Mutual Inc.:
5,700,000	Series 2005-AR1, Class A2A3, 5.730% due 1/25/45 (a)(b)	5,745,804
4,756,363	Series 2005-AR11, Class A1A, 5.650% due 8/25/45 (a)(b)	4,770,453

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.4% (continued)
$375,832	Series 2005-AR13, Class A1A1, 5.620% due 10/25/45 (a)(b)	$378,471
2,271,936	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45 (a)(b)	2,281,395
2,790,938	Series 2006-AR11, Class 2A, 5.590% due 9/25/46 (a)(b)	2,790,611
3,268,633	Washington Mutual Mortgage Pass-Through Certificates, Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)(b)	3,238,056
1,925,801	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.615% due 8/25/36 (a)(b)	1,924,378

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $147,063,299)	146,645,647

U.S. GOVERNMENT & AGENCY OBLIGATIONS(b) - 4.0%
U.S. Government Agencies - 3.9%
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Medium Term Notes, 4.000% due 11/7/08	4,903,560
7,500,000	Federal National Mortgage Association (FNMA), 4.500% due 8/4/08	7,439,483
	U.S. Department of Housing & Urban Development, Senior Debentures, Series 2003-A:
5,000,000	5.530% due 8/1/20	5,054,575
5,000,000	5.590% due 8/1/21	5,078,940

	Total U.S. Government Agencies	22,476,558

U.S. Government Obligations - 0.1%
1,000,000	U.S. Treasury Notes, 4.125% due 8/15/10 (f)	983,868

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $23,484,467)	23,460,426

CONTRACTS
PURCHASED OPTION - 0.0%
8,100,000	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost - $62,649)	61,066

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $786,206,634)	787,992,811

FACE AMOUNT
SHORT-TERM INVESTMENTS - 44.7%
Sovereign Bonds - 1.0%
$5,800,000	Government of Canada, 5.142% due 12/15/06 (g) (Cost - $5,739,435)	5,737,647

Repurchase Agreement - 43.7%
252,058,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $252,169,956; (Fully collateralized by various U.S Government Agency Obligations, 4.875% to 6.300% due 9/11/07 to 4/18/07; Market value - $257,103,465) (Cost - $252,058,000) (b)	252,058,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $257,797,435)	257,795,647

	TOTAL INVESTMENTS - 181.2% (Cost - $1,044,004,069#)	1,045,788,458
	Liabilities in Excess of Other Assets - (81.2)%	(468,757,221)

	TOTAL NET ASSETS - 100.0%	$577,031,237

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(b)	All or a portion of this security is segregated for open futures contracts, written options, TBA’s and mortgage dollar rolls.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.

Schedule of Option Written

Contracts	Security	Expiration Date	Strike Price	Value
21,000,000	Federal National Mortgage Association (FNMA) 30 Year, Call* (Premiums received - $62,344)	10/5/06	$100.40	$63,168

*	The underlying security is traded on a to-be-announced (“TBA”) basis (see Note 1)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (formerly known as Smith Barney Government Securities Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices based on market quotations for those securities, or if no quotations are available, then for securities of similar type, yield and maturity. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA

Notes to Financial Investments (unaudited)(continued)

basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,170,791
Gross unrealized depreciation	(1,386,402)

Net unrealized appreciation	$1,784,389

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. 5 Year Treasury Notes	444	12/06	$46,523,361	$46,848,937	$325,576
U.S. Treasury Bonds	263	12/06	29,094,823	29,562,844	468,021

					793,597

Contracts to Sell:
U.S. 10 Year Treasury Notes	1,029	12/06	$110,680,308	$111,196,312	$(516,004)

Net Unrealized Gain on Open Futures Contracts					$277,593

During the period ended September 30, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,618,806,212.

At September 30, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $116,860,625.

During the period ended September 30, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premium Received
Options written, outstanding December 31, 2005	—	$—
Options written	21,000,075	112,448
Options closed	(75)	(50,104)

Options written, outstanding September 30, 2006	21,000,000	$62,344

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2006